Balance Sheet Components - Other liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Balance Sheet Components
Severance payments liability		$ 92	$ 76
Interest payable		16
Total	$ 72	$ 108	$ 76